Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Recognized expense associated with defined contribution plans	$ 4,600	$ 4,300	$ 4,000
Equity/Balanced securities
Defined Benefit Plan Disclosure [Line Items]
Maturity period of investments	90 days
Non-U.S. Pension Plan | Non-U.S. Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Lump-sum payments	$ 1,736	1,801
Actuarial gain	(2,734)	$ 1,087
Expected contribution to pension plans and post-retirement benefit plans	$ 1,500
UNITED STATES | Non-U.S. Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Lump-sum payments			4,400
Payouts of benefit			25,200
Non-cash settlement charge			$ 9,200